NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (6,892,171)	$ (2,980,733)	$ (7,145,320)	$ (5,977,407)	$ (299,625)
Denominator:
Weighted-average common shares outstanding, basic	16,041,464	3,980,204	10,021,632	3,957,783	1,448,654
Weighted-average common shares outstanding, diluted	16,041,464	3,980,204	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic	$ (0.43)	$ (0.75)	$ (0.71)	$ (1.51)	$ (1.01)
Net loss per share attributable to common stockholders, diluted	$ (0.43)	$ (0.75)	$ (0.71)	$ (1.51)